OTHER LIABILITIES	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES
25. OTHER LIABILITIES
An analysis of other liabilities is as follows:

	At December 31,
	2024	2023
	(€ thousand)
Advances and security deposits	553,771	516,096
Deferred income	335,524	295,683
Accrued expenses	100,314	100,305
Payables to personnel	43,110	44,880
Social security payables	28,532	25,857
Other	44,970	40,146
Total other liabilities	1,106,221	1,022,967

Advances and security deposits mainly include advances received from customers for the purchase of Ferrari cars, mainly for our Icona, limited edition and Special Series models, as well as certain Range models in selected markets. The advances are recognized in net revenues when the cars are shipped.
Deferred income primarily includes amounts received under maintenance and power warranty programs of €300,599 thousand at December 31, 2024 and €262,644 thousand at December 31, 2023, which are deferred and recognized as net revenues over the length of the maintenance program. Of the total liability related to maintenance and power warranty programs at December 31, 2024, the Group expects to recognize in net revenues approximately €71 million in 2025, €69 million in 2026, €52 million in 2027 and €109 million in periods subsequent to 2027. Deferred income also includes amounts collected under various other agreements, which are dependent upon the future performance of a service or other act of the Group.

Changes in the Group’s contract liabilities for maintenance and power warranties, and advances from customers, were as follows:

	At December 31, 2023	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2024
	(€ thousand)
Advances from customers	510,625	981,694	(945,687)	713	547,345
Maintenance and power warranty programs	262,644	136,420	(98,393)	(72)	300,599

	At December 31, 2022	Additional amounts arising during the period	Amounts recognized within revenue	Other changes	At December 31, 2023
	(€ thousand)
Advances from customers	446,394	990,468	(925,406)	(831)	510,625
Maintenance and power warranty programs	239,879	112,362	(89,617)	20	262,644